Financial Information - Washington Federal, INC. (Tables)	12 Months Ended
Sep. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed financial information
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
	September 30, 2016	September 30, 2015
	(In thousands)
Assets
Cash	$24,300	$7,628
Other assets	15	—
Investment in subsidiary	1,954,179	1,949,262
Total assets	$1,978,494	$1,956,890

Liabilities
Other liabilities	$2,763	$1,211
Total liabilities	2,763	1,211

Stockholders’ equity
Total stockholders’ equity	1,975,731	1,955,679
Total liabilities and stockholders’ equity	$1,978,494	$1,956,890

Condensed Statements of Operations
Twelve Months Ended September 30,	2016	2015	2014
	(In thousands)
Income
Dividends from subsidiary	$148,000	$175,000	$70,000
Total Income	148,000	175,000	70,000
Expense
Miscellaneous	435	439	485
Total expense	435	439	485

Net income (loss) before equity in undistributed net income (loss) of subsidiary	147,565	174,561	69,515
Equity in undistributed net income of subsidiary	16,336	(14,402)	87,675
Income before income taxes	163,901	160,159	157,190
Income tax benefit (expense)	148	157	174
Net income	$164,049	$160,316	$157,364

Condensed Statements of Cash Flows
Twelve Months Ended September 30,	2016	2015	2014
	(In thousands)
Cash Flows From Operating Activities
Net income	$164,049	$160,316	$157,364
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries	(12,677)	32,375	(87,943)
Decrease (increase) in other assets	(15)	—	1
Increase in other liabilities	1,552	(13,189)	4,152
Net cash provided by (used in) operating activities	152,909	179,502	73,574

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	9,283	2,070	10,252
Warrants purchased	(7,744)	—	—
Treasury stock purchased	(87,850)	(126,728)	(104,291)
Dividends paid on common stock	(49,926)	(51,111)	(42,065)
Net cash provided by (used in) financing activities	(136,237)	(175,769)	(136,104)

Increase (decrease) in cash	16,672	3,733	(62,530)
Cash at beginning of year	7,628	3,895	66,425
Cash at end of year	$24,300	$7,628	$3,895